CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information used with respect to Reserve Class of Neuberger Berman Tax-Free Money Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 82 to Registrant’s Registration Statement (“Amendment No. 82”), and (b) that Amendment No. 82 was filed electronically.

Dated as of: July 30, 2010	By:	/s/ Claudia Brandon Claudia Brandon Executive Vice President and Secretary